Retirement Benefits (Tables)	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Detailed Information for the Defined Benefit Plans
The following tables provide detailed information for the defined benefit plans.
The amounts of the retirement benefit liabilities and the retirement benefit assets recognized in the consolidated statements of financial position at March 31, 2024 and 2023 were determined as follows:

	At March 31,
	2024	2023
	(In millions)
Present value of unfunded obligations	¥(32,007)	¥(32,531)
Present value of funded obligations	(954,803)	(995,908)
Fair value of plan assets	1,820,599	1,663,637

Net retirement benefit assets (liabilities) before the asset ceiling	¥833,789	¥635,198

Effect of the asset ceiling	330,739	110,075

Net retirement benefit assets (liabilities)	¥503,050	¥525,123

Of which retirement benefit liabilities included in “Other liabilities”	¥(39,429)	¥(37,021)
Of which retirement benefit assets included in “Other assets”	¥542,479	¥562,144

Movements in Defined Benefit Obligation
The movements in the defined benefit obligations for the fiscal years ended March 31, 2024 and 2023 were as follows:

	For the fiscal year ended March 31,
	2024	2023
	(In millions)
At beginning of period	¥1,028,439	¥1,116,130
Current service cost	26,431	30,761
Interest cost	12,670	8,782
Actuarial losses (gains)—demographic assumptions	8,411	(465)
Actuarial losses (gains)—financial assumptions	(38,198)	(61,402)
Actuarial losses (gains)—experience	1,979	517
Benefits paid	(43,800)	(43,135)
Lump-sum payments	(17,048)	(16,004)
Past service cost	(20)	(4,077)
Others	7,946	(2,668)

At end of period	¥986,810	¥1,028,439

Movements in Fair Value of the Plan Assets
The movements in the fair value of plan assets for the fiscal years ended March 31, 2024 and 2023 were as follows:

	For the fiscal year ended March 31,
	2024	2023

	(In millions)
At beginning of period	¥1,663,637	¥1,642,554
Interest income	20,160	12,760
Return on plan assets excluding interest income	233,465	38,081
Contributions by employer	12,739	12,775
Benefits paid	(43,800)	(43,135)
Others	(65,602)	602

At end of period	¥1,820,599	¥1,663,637

Effect of the Asset Ceiling
The movements in the effect of the asset ceiling for the fiscal years ended March 31, 2024 and 2023 were as follows:

	For the fiscal year ended March 31,
	2024	2023

	(In millions)
At beginning of period	¥110,075	¥17,928
Interest cost	1,277	133
Change in the asset ceiling	219,387	92,014

At end of period	¥330,739	¥110,075

Amounts Recognized in Consolidated Income Statement
The amounts recognized in “General and administrative expenses” in the consolidated income statements for the fiscal years ended March 31, 2024, 2023 and 2022 were as follows:

	For the fiscal year ended March 31,
	2024	2023	2022

	(In millions)
Current service cost	¥26,431	¥30,761	¥30,658
Net interest cost	(6,213)	(3,845)	(2,843)
Past service cost	(20)	(4,077)	7,175

Total	¥20,198	¥22,839	¥34,990

Plan Assets
The plan assets at March 31, 2024 and 2023 were composed as follows:

	At March 31,
	2024			2023
	Quoted in active markets	Other	Total	Quoted in active markets	Other	Total

	(In millions)
Plan assets retained in the pension funds:
Equity instruments	¥185,613	¥168,885	¥354,498	¥195,852	¥131,315	¥327,167
Debt instruments	8,306	219,060	227,366	16,857	214,122	230,979
General account of life insurance companies	148	41,768	41,916	—	41,595	41,595
Other investments and short-term assets	16,756	577,056	593,812	42,810	417,427	460,237
Plan assets retained in the retirement benefit trusts:
Equity instruments	579,890	3,065	582,955	511,553	2,253	513,806
Other short-term assets	10,595	9,457	20,052	80,668	9,185	89,853

Total	¥801,308	¥1,019,291	¥1,820,599	¥847,740	¥815,897	¥1,663,637

Principal Actuarial Assumptions	The principal actuarial assumptions used at March 31, 2024, 2023 and 2022 were as follows:

	At March 31,
	2024	2023	2022
Discount rates	1.5%	1.2%	0.8%

Sensitivity Analyses of Effect of Changes in Key Assumptions on Defined Benefit Obligations
The sensitivity analyses of the effect of changes in key assumptions on the defined benefit obligations at March 31, 2024 and 2023 were as follows:

	At March 31,
	2024	2023
	Increase/(decrease)	Increase/(decrease)

	(In millions)
Discount rates:
Increase by 5 0 bps	¥(50,300)	¥(54,832)
Decrease by 5 0 bps	56,389	61,585
Average life expectancy at age 60:
Increase of one year	¥28,296	¥30,466

Weighted Average Durations of Defined Benefit Plans
The weighted average durations of defined benefit plans for the fiscal years ended March 31, 2024, 2023 and 2022 were as follows:

	At March 31,
	2024	2023	2022

	(Years)
Lump-sum severance indemnity plans	12.0	11.3	12.7
Defined benefit pension plans	16.4	15.6	18.4